SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect on consolidation balance sheet as result of adopting ASC 842 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets	$ 2,252
Lease liabilities - non-current	810
Prepaid expenses and other current assets	27,586		$ 38,714
Accrued expenses and other current liabilities	$ (17,302)		$ (10,644)
Topic 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets		$ 5,141
Lease liabilities - current		(1,760)
Lease liabilities - non-current		(1,975)
Prepaid expenses and other current assets		37,292
Accrued expenses and other current liabilities		(10,628)
Effect of adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets		5,141
Lease liabilities - current		(1,760)
Lease liabilities - non-current		(1,975)
Prepaid expenses and other current assets		(1,422)
Accrued expenses and other current liabilities		$ 16